UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Preferred Income Fund

10.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Preferred Income Fund
Securities owned by the Fund on

October 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 1.91%					$17,271,986
(Cost $17,279,818)

Electric Utilities 1.21%					10,911,260

Black Hills Corp.,
Note	6.500%	05-15-13	BBB-	$5,950	6,011,785
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	5,000	4,899,475
Gas Utilities 0.70%					6,360,726

Southern Union Co.,
Jr Sub Note Ser A (P)	7.200	11-01-66	BB+	6,300	6,360,726

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Capital preferred securities 7.87%					$71,102,239
(Cost $68,433,343)

Diversified Banks 0.83%					7,537,500

Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United
Kingdom)			A+	$7,500	7,537,500
Electric Utilities 2.83%					25,560,000

DPL Capital Trust II, 8.125%, 09-01-31			BB-	24,000	25,560,000
Gas Utilities 2.78%					25,139,665

KN Capital Trust I, 8.56%, Ser B, 04-15-27			BB+	17,500	17,650,465
KN Capital Trust III, 7.63%, 04-15-28			BB+	8,000	7,489,200
Integrated Telecommunication Services 0.67%					6,039,463

TCI Communications Financing Trust III,
9.65%, 03-31-27			BBB-	5,700	6,039,463
Regional Banks 0.76%					6,825,611

Summit Capital Trust I, 8.40%, Ser B,
03-15-27			A	6,500	6,825,611

John Hancock
Preferred Income Fund
Securities owned by the Fund on

October 31, 2006 (unaudited)

Issuer		Shares	Value

Common stocks 3.56%			$32,157,670
(Cost $25,443,427)

Electric Utilities 0.71%			6,450,950

FPL Group, Inc.		80,000	4,080,000
Scottish Power Plc, American Depositary
Receipt (ADR) (United Kingdom)		47,619	2,370,950
Independent Power Producers & Energy Traders 0.77%			6,944,300

TXU Corp.		110,000	6,944,300
Multi-Utilities 2.08%			18,762,420

Alliant Energy Corp.		190,000	7,286,500
DTE Energy Co.		111,046	5,044,820
TECO Energy, Inc.		390,000	6,431,100
	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 86.24%			$779,525,178
(Cost $777,927,369)

Agricultural Products 1.30%			11,761,750

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)	BB+	143,000	11,761,750
Asset Management & Custody Banks 0.08%			724,800

BNY Capital V, 5.95%, Ser F	A-	30,000	724,800
Automobile Manufacturers 2.00%			18,061,941

Ford Motor Co., 7.50%	B	40,000	745,200
General Motors Corp., 7.25%, Ser 04-15-41	B-	378,700	7,244,531
General Motors Corp., 7.25%, Ser 07-15-41	B-	82,000	1,567,020
General Motors Corp., 7.25%, Ser 02-15-52	B-	254,300	4,806,270
General Motors Corp., 7.375%, Ser 05-15-48	Caa1	65,000	1,237,600
General Motors Corp., 7.375%, Ser 10-01-51	B-	129,000	2,461,320
Broadcasting & Cable TV 2.14%			19,368,155

Comcast Corp., 7.00%	BBB+	222,000	5,627,700
Comcast Corp., 7.00%, Ser B	BBB+	539,900	13,740,455

John Hancock

Preferred Income Fund

Securities owned by the Fund on October 31, 2006 (unaudited)

Consumer Finance 4.87%			44,029,138

CIT Group, Inc., 6.35%, Ser A	BBB+	70,000	1,821,400
Ford Motor Credit Co., 7.60%	B1	315,600	6,927,420
HSBC Finance Corp., 6.00%	AA-	199,200	4,888,368
HSBC Finance Corp., 6.36%, Depositary
Shares, Ser B	A	297,000	7,704,180
HSBC Finance Corp., 6.875%	AA-	399,800	10,230,882
SLM Corp., 6.00%	A	209,100	5,127,132
SLM Corp., 6.97%, Ser A	BBB+	137,390	7,329,756

Diversified Banks 7.12%			64,361,651

BAC Capital Trust IV, 5.875%	A	141,150	3,396,069
Bank One Capital Trust VI, 7.20%	A-	81,100	2,047,775
Comerica Capital Trust I, 7.60%	BBB+	178,100	4,497,025
Fleet Capital Trust VIII, 7.20%	A	464,750	11,776,765
HSBC Holdings Plc, 6.20%, Ser A (United
Kingdom)	A	150,000	3,771,000
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)	A	550,900	13,238,127
Royal Bank of Scotland Group Plc, 6.35%,
Ser N, ADR (United Kingdom)	A	20,000	508,600
Santander Finance Preferred SA, Unipersonal,
6.41%, Ser 1 (Spain)	A-	225,000	5,742,000
USB Capital IV, 7.35%	A	165,700	4,155,756
USB Capital V, 7.25%	A	103,599	2,620,019
USB Capital VI, 5.75%	A	15,000	349,500
USB Capital VII, 5.875%	A	36,900	873,423
USB Capital VIII, 6.35%, Ser 1	A	169,800	4,199,154
USB Capital X, 6.50%	A	45,000	1,122,300
Wachovia Preferred Funding Corp., 7.25%,
Ser A	A-	69,000	1,954,080
Wells Fargo Capital Trust IV, 7.00%	A+	108,100	2,741,416
Wells Fargo Capital Trust VI, 6.95%	A+	53,400	1,368,642

Electric Utilities 17.84%			161,262,177

Boston Edison Co., 4.78%	A-	15,143	1,351,513
Entergy Arkansas, Inc., 6.70%	AAA	25,300	644,138
Entergy Mississippi, Inc., 7.25%	A-	346,000	8,878,360
FPC Capital I, 7.10%, Ser A	BB+	844,691	21,472,045
FPL Group Capital Trust I, 5.875%	BBB+	502,200	11,987,514
Georgia Power Capital Trust VII, 5.875%	BBB+	250,600	5,929,196
Georgia Power Co., 6.00%, Ser R	A	395,497	9,855,785
Great Plains Energy, Inc., 8.00%, Conv	BBB-	764,900	19,122,500
HECO Capital Trust III, 6.50%	BBB-	375,400	9,392,508
Interstate Power & Light Co., 8.375%, Ser B	Baa3	700,000	22,575,000
Northern States Power Co., 8.00%	BBB-	235,000	5,997,200
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	300,000	7,678,140
PPL Energy Supply, LLC, 7.00%	BBB	383,660	9,837,042
Southern California Edison Co., 6.125%	BBB-	119,000	12,082,225
Southern Co. Capital Trust VI, 7.125%	BBB+	49,800	1,266,912
Virginia Power Capital Trust, 7.375%	BB+	518,150	13,192,099

John Hancock
Preferred Income Fund
Securities owned by the Fund on

October 31, 2006 (unaudited)

Gas Utilities 2.27%			20,506,084

Southern Union Co., 5.00%, Conv	BBB	25,000	1,393,750
Southern Union Co., 7.55%, Ser A	BB+	296,600	7,747,192
Southwest Gas Capital II, 7.70%	BB	404,300	10,519,886
TransCanada Pipelines Ltd., 8.25% (Canada)	BBB	32,800	845,256

Hotels, Resorts & Cruise Lines 0.33%			3,024,541

Hilton Hotels Corp., 8.00%	BB	118,100	3,024,541

Integrated Telecommunication Services 3.11%			28,112,085

Telephone & Data Systems, Inc., 6.625%	BBB	233,000	5,778,400
Telephone & Data Systems, Inc., 7.60%, Ser A	BBB	690,687	17,315,523
Verizon New England, Inc., 7.00%, Ser B	A3	199,450	5,018,162

Investment Banking & Brokerage 8.20%			74,138,928

Bear Stearns Capital Trust III, 7.80%	BBB+	40,600	1,029,210
Goldman Sachs Group, Inc., 6.20%, Ser B	A	460,000	11,799,000
Lehman Brothers Holdings Capital Trust III,
6.375%, Ser K	A-	150,000	3,750,000
Lehman Brothers Holdings Capital Trust V,
6.00%, Ser M	A-	70,000	1,701,700
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A-	175,600	8,955,600
Merrill Lynch Preferred Capital Trust III,
7.00%	A	330,500	8,450,885
Merrill Lynch Preferred Capital Trust IV,
7.12%	A	247,752	6,344,929
Merrill Lynch Preferred Capital Trust V,
7.28%	A	367,000	9,501,630
Morgan Stanley Capital Trust II, 7.25%	A-	240,200	6,041,030
Morgan Stanley Capital Trust III, 6.25%	A-	192,400	4,802,304
Morgan Stanley Capital Trust IV, 6.25%	A-	57,000	1,414,170
Morgan Stanley Capital Trust V, 5.75%	A1	347,000	8,088,570
Morgan Stanley Capital Trust VI, 6.60%	A-	90,000	2,259,900

Life & Health Insurance 4.59%			41,443,156

Lincoln National Capital VI, 6.75%, Ser F	A-	148,600	3,835,366
MetLife, Inc., 6.50%, Ser B	BBB	950,500	24,713,000
PLC Capital Trust IV, 7.25%	BBB+	186,600	4,739,640
PLC Capital Trust V, 6.125%	BBB+	256,000	6,246,400
Prudential Plc, 6.50% (United Kingdom)	A-	75,000	1,908,750

Multi-Line Insurance 3.92%			35,445,821

AEGON NV, 6.375% (Netherlands)	A-	444,900	11,291,562
AEGON NV, 6.50% (Netherlands)	A-	111,100	2,840,827
ING Groep NV, 6.20% (Netherlands)	A	134,793	3,380,608
ING Groep NV, 7.05% (Netherlands)	A	703,800	17,932,824

John Hancock
Preferred Income Fund
Securities owned by the Fund on

October 31, 2006 (unaudited)

Multi-Utilities 8.13%			73,451,126

Aquila, Inc., 7.875%	B2	511,700	12,946,010
Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	40,000	4,180,000
BGE Capital Trust II, 6.20%	BBB-	831,825	20,404,667
Dominion CNG Capital Trust I, 7.80%	BB+	253,476	6,359,713
DTE Energy Trust I, 7.80%	BB+	135,100	3,400,467
PNM Resources, Inc., 6.75%, Conv	BBB-	268,000	13,308,880
PSEG Funding Trust II, 8.75%	BB+	233,500	6,131,710
Public Service Electric & Gas Co., 4.18%,
Ser B	BB+	7,900	635,950
TECO Capital Trust I, 8.50%	B	234,893	6,083,729

Oil & Gas Exploration & Production 3.69%			33,332,764

Chesapeake Energy Corp., 6.25%, Conv (G)	B+	4,530	1,240,314
Nexen, Inc., 7.35% (Canada)	BB+	1,261,000	32,092,450

Other Diversified Financial Services 7.51%			67,879,009

ABN AMRO Capital Funding Trust V, 5.90%	A	626,100	15,107,793
ABN AMRO Capital Funding Trust VII, 6.08%	A	328,000	8,160,640
Citigroup Capital VII, 7.125% (G)	A	138,700	3,525,754
Citigroup Capital VIII, 6.95%	A	410,600	10,351,226
Citigroup Capital X, 6.10%	A	73,300	1,822,971
Citigroup Capital XI, 6.00%	A	25,000	611,500
DB Capital Funding VIII, 6.375%	A	175,000	4,418,750
JPMorgan Chase Capital IX, 7.50%, Ser I	A-	61,000	1,558,550
JPMorgan Chase Capital X, 7.00%, Ser J	A-	607,100	15,438,553
JPMorgan Chase Capital XI, 5.875%, Ser K	A-	289,700	6,883,272

Real Estate Management & Development 3.93%			35,488,935

Duke Realty Corp., 6.50%, Depositary Shares,
Ser K	BBB	110,000	2,753,300
Duke Realty Corp., 6.60%, Depositary Shares,
Ser L	BBB	109,840	2,765,771
Duke Realty Corp., 6.625%, Depositary
Shares, Ser J	BBB	59,925	1,505,915
Duke Realty Corp., 7.99%, Depositary Shares,
Ser B	BBB	251,830	12,599,382
Public Storage, Inc., 6.45%, Depositary
Shares, Ser X	BBB+	25,000	618,000
Public Storage, Inc., 6.50%, Depositary
Shares, Ser W	BBB+	100,000	2,487,000
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V	BBB+	497,643	12,759,567

Regional Banks 2.57%			23,220,833

KeyCorp Capital VI, 6.125%	BBB	20,900	517,275
National Commerce Capital Trust II, 7.70%	A-	80,300	2,032,393
PFGI Capital Corp., 7.75%	A	796,000	20,671,165

John Hancock
Preferred Income Fund
Securities owned by the Fund on

October 31, 2006 (unaudited)

Reinsurance 0.39%					3,567,230

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)			BBB	153,100	3,567,230
Specialized Finance 0.28%					2,545,000

Repsol International Capital Ltd., 7.45%,
Ser A (Cayman Islands)			BB+	100,000	2,545,000
Thrifts & Mortgage Finance 1.38%					12,479,100

Abbey National Plc, 7.375% (United Kingdom)			A	370,000	9,520,100
Sovereign Capital Trust V, 7.75%			BB+	110,000	2,959,000
Wireless Telecommunication Services 0.59%					5,320,954

United States Cellular, 7.50%			BBB	205,760	5,320,954

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 0.42%					$3,800,000
(Cost $3,800,000)

Government U.S. Agency 0.42%					3,800,000

Federal Home Loan Bank, Disc Note	4.98%	11-01-06	AAA	$3,800	3,800,000

Total investments (Cost $892,883,957) 100.00%					$903,857,073

John Hancock
Preferred Income Fund

Footnotes to Schedule of Investments
October 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,761,750 or 1.30% of the Fund's total investments as of October 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on October 31, 2006, including short-term investments, was $892,883,957. Gross unrealized appreciation and depreciation of investments aggregated $30,082,757 and $19,109,641, respectively, resulting in net unrealized appreciation of $10,973,116.

Footnotes to Schedule of Investments - Page 1

John Hancock
Preferred Income Fund
Financial futures contracts
October 31, 2006 (unaudited)

	Number of			Appreciation
Open contracts	contracts	Position	Expiration	(depreciation)

U.S. 10-year Treasury Note	840	Short	Dec-06	($1,095,251)

Financial futures contracts

John Hancock
Preferred Income Fund
Interest rate swap contracts
October 31, 2006 (unaudited)

		Rate type

Notional	Payments made		Payments received	Termination
amount	by Fund		by Fund	date	Appreciation

$70,000,000	2.56%	(a)	3-month LIBOR	Jun 08	$2,731,826

					$2,731,826

(a) Fixed rate

Interest rate swap contracts

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: HPI

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P80Q1 10/06
12/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 2, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 2, 2007